Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair value measurement
Schedule of assets that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
Description	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents
Time deposits	4,323,900	—	4,323,900	—
Restricted cash	3,038,286	—	3,038,286	—
Short-term investments
Time deposits	10,402,301	—	10,402,301	—
Wealth management products	1,759,342	—	1,759,342	—
Investment securities
Listed equity securities	434,118	434,118	—	—

Total assets	19,957,947	434,118	19,523,829	—

		Fair value measurement at reporting date using
Description	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents
Time deposits	462,158	—	462,158	—
Restricted cash	2,114,913	—	2,114,913	—
Short-term investments
Time deposits	28,501	—	28,501	—
Wealth management products	2,751,981	—	2,751,981	—
Investment securities
Listed equity securities	1,005,831	1,005,831	—	—

Total assets	6,363,384	1,005,831	5,357,553	—

Schedule of carrying amount and fair value of available-for-sale securities

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Provision for decline in value	Fair Value
	RMB	RMB	RMB	RMB	RMB

December 31, 2014	421,133	14,512	(1,527)	—	434,118

December 31, 2015	1,254,589	77,299	—	(326,057)	1,005,831